Consolidated Balance Sheets (Parenthetical) - shares	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Redeemable Class I Units
Redeemable units, authorized (in shares)	1,000,000	1,000,000	1,000,000
Redeemable units, issued (in shares)	1,000,000	1,000,000	1,000,000
Redeemable units, outstanding (in shares)	1,000,000	1,000,000	1,000,000
Redeemable Class PCTA Units
Redeemable units, authorized (in shares)	3,982,675	3,982,675	3,982,675
Redeemable units, issued (in shares)	3,982,675	3,982,675	3,982,675
Redeemable units, outstanding (in shares)	3,982,675	3,982,675	3,982,675
Class B Preferred Units
Preferred units authorized (in shares)	6,722,562	4,639,557	3,608,545
Preferred units issued (in shares)	5,259,591	4,109,961	2,226,144
Preferred units outstanding (in shares)	5,259,591	4,109,961	2,226,144
Class B-1 Preferred Units
Preferred units authorized (in shares)	2,600,000	2,600,000	2,600,000
Preferred units issued (in shares)	342,608	342,608	342,608
Preferred units outstanding (in shares)	342,608	342,608	342,608
Class A Units
Common units authorized (in shares)	10,975,000	10,975,000	10,975,000
Common units issued (in shares)	10,875,000	10,875,000	10,875,000
Common units outstanding (in shares)	10,875,000	10,875,000	10,875,000
Class C Units
Common units authorized (in shares)	1,585,125	1,585,125	1,585,125
Common units issued (in shares)	1,570,125	1,570,125	1,585,125
Common units outstanding (in shares)	1,570,125	1,570,125	1,585,125